Statement of compliance - Financial instruments (Details) R in Millions	Jun. 30, 2021 ZAR (R)
Disclosure of financial instruments
Carrying value of financial instruments which reference to US LIBOR that have not yet transitioned to alternative interest rate benchmark	R 32,680
US Dollar term loans measured at amortized cost
Disclosure of financial instruments
Carrying value of financial instruments which reference to US LIBOR that have not yet transitioned to alternative interest rate benchmark	20,699
US Dollar Revolving credit facility measured at amortized cost
Disclosure of financial instruments
Carrying value of financial instruments which reference to US LIBOR that have not yet transitioned to alternative interest rate benchmark	9,878
Interest rate swap
Disclosure of financial instruments
Carrying value of financial instruments which reference to US LIBOR that have not yet transitioned to alternative interest rate benchmark	R 2,103